CASH AND CASH EQUIVALENTS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Guaranteed investment certificates [Member]
Cash And Cash Equivalent [Line Items]
Weighted average interest rate of cash & cash equivalent	3.54%	4.94%